Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The following table and supporting graphics below set out information about the relationship between “executive compensation actually paid” and certain financial performance measures of the Company for fiscal years ended December 31, 2024, 2023, 2022, 2021 and 2020, as required under Item 402(v) of Regulation S-K. The information set forth below was not used by the Compensation Committee in setting compensation for our Named Executive Officers as set forth in the Summary Compensation Table.

					Value of Initial Fixed $100 Investment Based On:
Year (a)	Summary Compensation Table Total for PEO(1) (b)	Compensation Actually Paid to PEO(2) (c)	Average Summary Compensation Table Total for Non-PEO NEOs(3) (d)	Average Compensation Actually Paid to Non-PEO NEOs(3)(4) (e)	TSR(5) (f)	Peer Group TSR(6) (g)	Net Income (in 000s)(7) (h)	EBITDA as a Percent of Gross Margin(8) (i)
2024	$3,964,450	$4,606,408	$1,678,027	$1,876,218	$173.72	$171.24	$103,993	63.8%
2023	$2,609,274	$4,604,521	$1,503,824	$2,565,427	$179.22	$168.12	$167,528	70.6%
2022	$5,821,094	$6,165,035	$2,113,244	$2,348,334	$154.93	$140.02	$356,948	70.6%
2021	$5,724,633	$12,482,793	$2,011,784	$4,086,226	$164.21	$165.47	$171,474	61.5%
2020	$3,168,894	$4,190,394	$1,492,090	$1,901,498	$111.11	$130.86	$73,559	54.0%

1.
Reflects compensation amounts reported in the “Summary Compensation Table” for our principal executive officer (“PEO”), Phillip D. Yeager (in 2023 and 2024) and former CEO (and current Executive Chairman), David P. Yeager (in 2022, 2021 and 2020).

2.
“Compensation actually paid” to our PEO in 2024 reflects the amount set forth in column (b) of the table above, reconciled as set forth in the table below to the amount set forth in column (c) of the table above, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the PEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2024
PEO	P. Yeager
SCT Total Compensation	$3,964,450
Less: Stock award values reported in SCT for the Covered Year	$(2,400,342)
Plus: Year End Fair Value for Stock Awards Granted in the Covered Year	$3,235,505
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$(172,962)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$(20,243)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—
Compensation Actually Paid	$4,606,408

Equity Valuations: Performance-based restricted share grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-based restricted share grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.
3.	Reflects compensation amounts reported in the “Summary Compensation Table” of the proxy statements reporting pay for the fiscal years covered in the table above for the following non-PEO NEOs:
2024: David P. Yeager, Kevin Beth, Brian D. Alexander, and Thomas P. LaFrance
2023: David P. Yeager, Geoffrey F. DeMartino, Brian D. Alexander, and Thomas P. LaFrance
2022: Phillip D. Yeager, Geoffrey F. DeMartino, Vincent Paperiello, and Thomas P. LaFrance
2021: Phillip D. Yeager, Geoffrey F. DeMartino, Vava R. Dimond, and Vincent Paperiello
2020: Phillip D. Yeager, Terri A. Pizzuto, Geoffrey F. DeMartino, Vava R. Dimond and Douglas G. Beck
4.
“Average compensation actually paid” to our non-PEO NEOs in 2024 reflects the amount set forth in column (d) of the table above, reconciled as set forth in the table below to the amount set forth in column (e) of the table above, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the non-PEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2024 Average
Non-PEO NEOs	See Footnote 3 above
SCT Total Compensation	$1,678,027
Less: Stock award values reported in SCT for the Covered Year	$(850,220)
Plus: Year End Fair Value for Stock Awards Granted in the Covered Year	$1,146,041
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$(87,572)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$(10,058)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—
Compensation Actually Paid	$1,876,218

Equity Valuations: Performance-based restricted share grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-based restricted share grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.
5.
For the relevant fiscal year, represents the cumulative total shareholder return (TSR) of the Company for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.

6.
For the relevant fiscal year, represents the cumulative TSR of the Nasdaq US Benchmark Industrial Transportation Index for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.

7.
Reflects “Net Income” in the company’s Consolidated Statements Income and Comprehensive Income included in the Company’s Annual Reports on Form 10-K for each of the years ended December 31, 2023, 2022, 2021 and 2020.

8.	Company-selected Measure is EBITDA as a percent of gross margin, which is described below.

Company Selected Measure Name	EBITDA as a percent of gross margin
Named Executive Officers, Footnote
1.
Reflects compensation amounts reported in the “Summary Compensation Table” for our principal executive officer (“PEO”), Phillip D. Yeager (in 2023 and 2024) and former CEO (and current Executive Chairman), David P. Yeager (in 2022, 2021 and 2020).

3.	Reflects compensation amounts reported in the “Summary Compensation Table” of the proxy statements reporting pay for the fiscal years covered in the table above for the following non-PEO NEOs:
2024: David P. Yeager, Kevin Beth, Brian D. Alexander, and Thomas P. LaFrance
2023: David P. Yeager, Geoffrey F. DeMartino, Brian D. Alexander, and Thomas P. LaFrance
2022: Phillip D. Yeager, Geoffrey F. DeMartino, Vincent Paperiello, and Thomas P. LaFrance
2021: Phillip D. Yeager, Geoffrey F. DeMartino, Vava R. Dimond, and Vincent Paperiello
2020: Phillip D. Yeager, Terri A. Pizzuto, Geoffrey F. DeMartino, Vava R. Dimond and Douglas G. Beck

Peer Group Issuers, Footnote
6.
For the relevant fiscal year, represents the cumulative TSR of the Nasdaq US Benchmark Industrial Transportation Index for the measurement periods ending on December 31 of each of 2024, 2023, 2022, 2021 and 2020, respectively.

PEO Total Compensation Amount	$ 3,964,450	$ 2,609,274	$ 5,821,094	$ 5,724,633	$ 3,168,894
PEO Actually Paid Compensation Amount	$ 4,606,408	4,604,521	6,165,035	12,482,793	4,190,394
Adjustment To PEO Compensation, Footnote
2.
“Compensation actually paid” to our PEO in 2024 reflects the amount set forth in column (b) of the table above, reconciled as set forth in the table below to the amount set forth in column (c) of the table above, as determined in accordance with SEC rules. The dollar amounts reflected in column (b) of the table above do not reflect the actual amount of compensation earned by or paid to our PEO during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the PEO’s compensation for each fiscal year, please see the Compensation Discussion & Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2024
PEO	P. Yeager
SCT Total Compensation	$3,964,450
Less: Stock award values reported in SCT for the Covered Year	$(2,400,342)
Plus: Year End Fair Value for Stock Awards Granted in the Covered Year	$3,235,505
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$(172,962)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$(20,243)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—
Compensation Actually Paid	$4,606,408

Equity Valuations: Performance-based restricted share grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-based restricted share grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Non-PEO NEO Average Total Compensation Amount	$ 1,678,027	1,503,824	2,113,244	2,011,784	1,492,090
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,876,218	2,565,427	2,348,334	4,086,226	1,901,498
Adjustment to Non-PEO NEO Compensation Footnote
4.
“Average compensation actually paid” to our non-PEO NEOs in 2024 reflects the amount set forth in column (d) of the table above, reconciled as set forth in the table below to the amount set forth in column (e) of the table above, as determined in accordance with SEC rules. The dollar amounts reflected in column (d) of the table above do not reflect the actual amount of compensation earned by or paid to our non-PEO NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee regarding the non-PEO NEOs’ compensation for each fiscal year, please the Compensation Discussion and Analysis sections of the proxy statements reporting pay for the fiscal years covered in the table above.

Year	2024 Average
Non-PEO NEOs	See Footnote 3 above
SCT Total Compensation	$1,678,027
Less: Stock award values reported in SCT for the Covered Year	$(850,220)
Plus: Year End Fair Value for Stock Awards Granted in the Covered Year	$1,146,041
Change in Fair Value of Outstanding Unvested Stock and Option Awards from Prior Years	$(87,572)
Change in Fair Value of Stock and Option Awards from Prior Years that Vested in the Covered Year	$(10,058)
Less: Fair Value of Stock and Option Awards Forfeited during the Covered Year	—
Compensation Actually Paid	$1,876,218

Equity Valuations: Performance-based restricted share grant date fair values are calculated using the stock price as of date of grant assuming target performance. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the date of vest. Time-based restricted share grant date fair values are calculated using the stock price as of date of grant. Adjustments have been made using the stock price as of year-end and as of each date of vest.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Listed below are the financial performance measures which in our assessment represent the most important financial performance measures we use to link compensation actually paid to our Named Executive Officers, for 2024, to Company performance.

Measure	Explanation
EBITDA as a percent of gross margin	A non-GAAP financial measure that consists of EBITDA (as defined below in this table) divided by Gross Margin (as defined below in this table)
Diluted EPS	Diluted Earnings per Share
EBITDA	A non-GAAP financial measure that consists of income from continuing operations before interest, income taxes, depreciation and amortization
Gross Margin	Revenue minus transportation costs
Operating income	Revenue minus transportation costs and costs and expenses

Total Shareholder Return Amount	$ 173.72	179.22	154.93	164.21	111.11
Peer Group Total Shareholder Return Amount	171.24	168.12	140.02	165.47	130.86
Net Income (Loss)	$ 103,993,000	$ 167,528,000	$ 356,948,000	$ 171,474,000	$ 73,559,000
Company Selected Measure Amount	0.638	0.706	0.706	0.615	0.54
PEO Name	Phillip D. Yeager	Phillip D. Yeager	David P. Yeager	David P. Yeager	David P. Yeager
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA as a percent of gross margin
Non-GAAP Measure Description	A non-GAAP financial measure that consists of EBITDA (as defined below in this table) divided by Gross Margin (as defined below in this table)
Measure:: 2
Pay vs Performance Disclosure
Name	Diluted EPS
Measure:: 3
Pay vs Performance Disclosure
Name	EBITDA
Non-GAAP Measure Description	A non-GAAP financial measure that consists of income from continuing operations before interest, income taxes, depreciation and amortization
Measure:: 4
Pay vs Performance Disclosure
Name	Gross Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Operating income
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (2,400,342)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,235,505
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(172,962)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(20,243)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(850,220)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,146,041
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(87,572)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(10,058)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0